CAPITAL AND RESERVES - Disclosure of breakdown of the options and the weighted average exercise price (Details) - Restricted Share Units	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of classes of share capital [line items]
Number of awards outstanding at beginning of year | Share	2,494,010	3,339,120	3,823,052
New granted | Share	326,716	283,371	264,256
Exercised awards | Share	(693,960)	(680,671)	(370,732)
Forfeited awards | Share	(130,974)	(414,134)	(366,633)
Expired awards | Share	(34,405)	(33,676)	(10,823)
Outstanding awards at end of year | Share	1,961,387	2,494,010	3,339,120
Exercisable options at end of year | Share	1,114,565	1,274,794	1,550,358
Number of awards outstanding at beginning of year - Weighted average exercise price | $ / shares	$ 18.7	$ 17.8	$ 19.3
New granted - Weighted average exercise price | $ / shares	6.55	22.5	18.8
Exercised awards - Weighted average exercise price | $ / shares	8.32	8	6.6
Forfeited awards - Weighted average exercise price | $ / shares	26.99	26	26.1
Expired awards - Weighted average exercise price | $ / shares	22.41	19.15	14.8
Outstanding awards at end of year - Weighted average exercise price | $ / shares	18.76	18.7	17.8
Exercisable options at end of year - Weighted average exercise price | $ / shares	$ 21.19	$ 14.2	$ 11.7